Document And Entity Information	12 Months Ended
	Mar. 31, 2015	May 22, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	BLUE CALYPSO, INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		248,996,580
Amendment Flag	true
Amendment Description	Updated Registration Statement
Entity Central Index Key	0001399587
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY